                                 Aberdeen Funds
                                 5 Tower Bridge
                        300 Barr Harbor Drive, Suite 300
                           West Conshohocken, PA 19428

                           Foreside Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                                February 5, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza-Room 5422
100 F Street, N.E.
Washington, D.C.  20549-9303

Attention:  Ms. Mary A. Cole

     Re:      Aberdeen Funds (the "Registrant")
              File Nos. 811-22132 and 333-146680
              Transmittal Letter and Request for Acceleration

Dear Ms. Cole:

     On behalf of the Registrant,  please find  transmitted  herewith for filing
via  the  EDGAR  system  Pre-Effective   Amendment  No.  2  (the  "Pre-Effective
Amendment") to the  Registrant's  initial  Registration  Statement on Form N-1A, which was filed on October 12, 2007 (the  "Registrant  Statement").  Pursuant to
Section 6(a) of the Securities Act of 1933, as amended (the "1933 Act"),  and in accordance with Rule 472 thereunder,  the Registrant is filing the Pre-Effective
Amendment with the U.S. Securities and Exchange Commission (the "Commission").

     The  Registrant  is filing the  Pre-Effective  Amendment for the purpose of reflecting certain modifications to the disclosure contained in the Registrant's prospectus  and  statement  of  additional  information  and to provide  certain information that was not included in the Registration Statement or Pre-Effective
Amendment No. 1.

     Pursuant  to  the  requirements  of  Rule  461  under  the  1933  Act,  the undersigned officers of the Registrant and its principal  underwriter,  Foreside
Fund  Services,   LLC,  respectfully  request  that  the  effectiveness  of  the
Registrant's  Registration Statement, as amended by the Pre-Effective Amendment, be accelerated to Thursday,  February 7, 2008. It is our understanding  that Ms.
Cole has  previously  discussed the possible  acceleration  of the  Registration
Statement, as amended by the Pre-Effective Amendment,  with Jana L. Cresswell of
Stradley Ronon Stevens & Young, LLP and Lucia Sitar of Aberdeen Asset Management
Inc.

     In  connection   with  this  request  for   acceleration,   the  Registrant
acknowledges  that:  (i) the  Registrant  is  responsible  for the  adequacy and accuracy  of  the  disclosure  in  the  Registrant's  filing;  (ii)  should  the
Commission or the staff, acting pursuant to the delegated authority, declare the filing  effective,  it does not foreclose the Commission  from taking any action with  respect to the filing;  (iii) the action of the  Commission  or the staff, acting pursuant to delegated authority, in declaring the filing effective,  does not relieve the  Registrant  from its full  responsibility  for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any  proceeding  initiated by the  Commission or any person under the federal securities laws of the United States.

     Thank you for your prompt attention to the  Pre-Effective  Amendment and to the  request  for  acceleration  of  the  effective  date  of  the  Registration
Statement.  Please  contact  Ms.  Cresswell  at (215)  564-8048  if you have any questions or need further information.

                                            Sincerely,

                                            /s/ Vincent J. Esposito
                                            Vincent J. Esposito
                                            President
                                            Aberdeen Funds

                                            /s/ Richard J. Berthy
                                            Richard J. Berthy
                                            Vice President
                                            Foreside Fund Services, LLC

cc:      Jana L. Cresswell, Esquire
         Stradley Ronon Stevens & Young, LLP